COMMITMENTS AND CONTINGENCIES - NARRATIVE (Details) tranche in Thousands, plaintiff in Thousands, $ in Thousands							1 Months Ended	10 Months Ended	12 Months Ended
	Feb. 26, 2021 lawsuit	Jan. 28, 2021 lawsuit	Jan. 08, 2021 tranche plaintiff	Dec. 23, 2020 lawsuit	Dec. 16, 2020 lawsuit	Mar. 04, 2020 lawsuit	Dec. 31, 2020 USD ($) option	Dec. 31, 2020 USD ($) option	Dec. 31, 2020 USD ($) lawsuit option	Jun. 30, 2021 USD ($) option	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Number of renewal options (or more) | option							1	1	1	1
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]							Non-current assets	Non-current assets	Non-current assets	Non-current assets	Non-current assets
Operating lease right-of-use assets							$ 49,200	$ 49,200	$ 49,200	$ 74,700	$ 31,200
Total lease liabilities							$ 54,081	$ 54,081	$ 54,081	$ 86,750	$ 37,800
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]							Other current liabilities	Other current liabilities	Other current liabilities	Other current liabilities	Other current liabilities
Operating lease liabilities							$ 6,100	$ 6,100	$ 6,100	$ 12,800	$ 10,400
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]							Other non-current liabilities	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities	Other non-current liabilities
Operating lease liabilities, net of current portion							$ 48,000	$ 48,000	$ 48,000	$ 73,900	$ 27,400
Customer goodwill remediation costs								$ 3,600
Unfavorable Regulatory Action, FINRA Matters | General and administrative
Lessee, Lease, Description [Line Items]
Bottom range of probable losses									26,600
Unfavorable Regulatory Action, NYDFS | General and administrative
Lessee, Lease, Description [Line Items]
Bottom range of probable losses									$ 10,000
Unfavorable Regulatory Action, MSD
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit					3
Best Execution, Payment for Order Flow, and Source of Revenue Matters | Unfavorable Regulatory Action
Lessee, Lease, Description [Line Items]
Fine, amount							$ 65,000
Putative Securities Fraud Class Action Lawsuit, RHM, RHF, and/or RHS
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit				4
Putative Securities Fraud Class Action Lawsuit, United States District Court for the Northern District of California
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit				3
Putative Securities Fraud Class Action Lawsuit, United States District Court for the Southern District of California
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit				1
Putative Class Actions
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit		50				15			49
Number of customers | tranche			2
Putative Class Actions | Subsequent Event
Lessee, Lease, Description [Line Items]
Number of lawsuits | lawsuit	8
Number of customers | plaintiff			2
Minimum
Lessee, Lease, Description [Line Items]
Remaining lease term							2 years	2 years	2 years	1 year
Maximum
Lessee, Lease, Description [Line Items]
Remaining lease term							11 years	11 years	11 years	10 years